As filed with the Securities and Exchange Commission on June 30, 2021
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21169
NEUBERGER BERMAN NEW YORK MUNICIPAL FUND INC.
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman New York Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31
Date of reporting period: April 30, 2021
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.
Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman Municipal Closed-End Funds Neuberger Berman California Municipal Fund Inc. Neuberger Berman Municipal Fund Inc. Neuberger Berman New York Municipal Fund Inc.

Semi-Annual Report April 30, 2021

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.nb.com/CEFliterature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800.877.9700 or by sending an e-mail request to fundinfo@nb.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.877.9700 or send an email request to fundinfo@nb.com to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Contents

PRESIDENT’S LETTER	1

PORTFOLIO COMMENTARIES	2

SCHEDULES OF INVESTMENTS
California Municipal Fund Inc.	6
Municipal Fund Inc.	11
New York Municipal Fund Inc.	23

FINANCIAL STATEMENTS	29

FINANCIAL HIGHLIGHTS
California Municipal Fund Inc.	40
Municipal Fund Inc.	41
New York Municipal Fund Inc.	42

Distribution Reinvestment Plan for each Fund	45
Directory	48
Proxy Voting Policies and Procedures	49
Quarterly Portfolio Schedule	49
Privacy Notice	Located after the Funds’ Report

The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC. ©2021 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter

Dear Stockholder,

I am pleased to present this semi-annual report for Neuberger Berman California Municipal Fund Inc. (NBW), Neuberger Berman Municipal Fund Inc. (NBH) and Neuberger Berman New York Municipal Fund Inc. (NBO and, together with NBW and NBH, the Funds) for the six months ended April 30, 2021 (the reporting period). The report includes for each Fund a portfolio commentary, a listing of the Fund’s investments and its unaudited financial statements for the reporting period.

Each Fund’s investment objective is to provide a high level of current income exempt from federal income tax and, for the state-specific Funds, NBW seeks to provide income that is also exempt from California’s personal income taxes and NBO seeks to provide income that is also exempt from New York State and New York City personal income tax. The Funds may invest in securities the interest on which is subject to the federal alternative minimum tax.

We maintain a conservative investment philosophy and disciplined investment process in an effort to provide you with tax-exempt current income over the long term with less volatility and risk.

Neuberger Berman continues to monitor the ongoing developments related to COVID-19 with a particular focus on two areas: the safety and health of its employees and clients, and the ability to continue to conduct effectively its investment and business operations, including all critical services. Neuberger Berman has a dedicated Business Continuity Management team staffed with full-time professionals, who partner with over 60 Business Continuity Coordinators covering all business functions across all geographies. Neuberger Berman currently has not experienced a significant impact on its operating model and will continue to monitor the potential long-term implications for global economies. Neuberger Berman will remain flexible and look to adapt, as necessary, the firm’s operations and processes to most effectively manage portfolios.

Thank you for your confidence in the Funds. We will continue to do our best to retain your trust in the years to come.

Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman California Municipal Fund Inc.
Neuberger Berman Municipal Fund Inc.
Neuberger Berman New York Municipal Fund Inc.

1

Neuberger Berman Municipal Closed-End Funds Portfolio Commentaries

For the six-month period ended April 30, 2021 (the reporting period), on a net asset value (NAV) basis, all three of the Neuberger Berman Municipal Closed-End Funds outperformed their benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index (the Index). Neuberger Berman California Municipal Fund (NBW), Neuberger Berman Municipal Fund (NBH) and Neuberger Berman New York Municipal Fund (NBO and, together with NBW and NBH, the Funds) posted 4.65%, 5.93% and 5.61% total returns, respectively, whereas the Index generated a 2.32% total return. The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) contributed to performance given the positive price return for the municipal market during the reporting period. (Fund performance on a market price basis is provided in the table immediately following this commentary.)

The investment-grade municipal bond market generated a positive absolute return and outperformed the investment-grade taxable bond market during the reporting period. All told, the Bloomberg Barclays Municipal Bond Index gained 2.62% for the reporting period, whereas the overall investment-grade taxable bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned -1.52%. U.S. Treasury yields moved higher across the curve during the reporting period. Short-term yields were fairly well anchored, as the U.S. Federal Reserve Board (Fed) maintained the federal funds rate in a range between 0.00% and 0.25%. In contrast, longer-term yields rose sharply. This was driven by the rollout of COVID-19 vaccines, improving economic data and an uptick in inflation. Despite this improving economic backdrop, the Fed continued to say it planned to maintain its highly accommodative monetary policy.

The Funds maintained a lower credit quality relative to that of the Index, as we sought to generate additional yield. In particular, an overweight to securities rated BBB and below versus the Index was positive for results. They outperformed higher quality bonds given aggressive monetary and fiscal stimulus and strong investor demand. Security selection in the tobacco sector was also rewarded in all three Funds. For NBO, an allocation to Illinois and Chicago general obligation bonds was beneficial, as they were purchased at attractive valuations and they rallied over the reporting period. Elsewhere, yield curve positioning was additive for the Funds’ performance given their overweight to the longer end of the curve. On the downside, the Funds’ allocations to high-quality securities rated AAA were a drag on relative performance.

Among the changes made to the Funds during the reporting period, we reduced the duration heading into 2021, as we anticipated an upturn in rates, which came to pass. We also pared the Funds’ exposure to securities rated BBB, while increasing their allocation to securities rated BB.

For the past dozen years since the financial crisis, the overall environment for fixed income investors has been largely unchanged. Global growth has been sluggish across bond markets and central banks have unleashed a range of programs aimed at supporting growth and financial assets. Fixed income investors have been persistently rewarded for positioning for low nominal yields, low real yields and a low-inflation (or even disinflationary) environment. We believe this backdrop may be quickly changing, and we think investors should consider positioning for a different and more complex environment. In our view, this is not a temporary shift, but likely the beginning of a multi-year transition to a different fixed income world. We feel that the changes will be particularly acute for the municipal market. With over 60,000 individual state and local government issuers, opportunities abound but so do various levels of financial, legislative, market and political risk. In a market characterized by frequent volatility, we believe that our long-established investment process will be well equipped to handle the challenges ahead.

Sincerely,

James L. Iselin and S. Blake Miller
Portfolio Co-Managers

The portfolio composition, industries and holdings of each Fund are subject to change without notice.

The opinions expressed are those of the Funds’ portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The value of securities owned by a Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

The bond rating(s) noted above represent segments of the Bloomberg Barclays 10-Year Municipal Bond Index, which are determined based on the average ratings issued by S&P Global, Moody’s and Fitch.

2

TICKER SYMBOLS
California Municipal Fund Inc.	NBW
Municipal Fund Inc.	NBH
New York Municipal Fund Inc.	NBO

CALIFORNIA MUNICIPAL
FUND INC. PORTFOLIO
BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.5%
California	88.2
Guam	0.9
Illinois	0.8
Kansas	0.3
Louisiana	0.4
New Jersey	0.4
New York	0.5
North Carolina	0.2
Ohio	3.3
Puerto Rico	3.7
South Carolina	0.3
Texas	0.3
Wisconsin	0.2
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

NEW YORK MUNICIPAL
FUND INC. PORTFOLIO
BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.5%
California	3.0
Guam	0.8
Illinois	0.9
Kansas	0.3
Louisiana	0.5
New York	87.3
Ohio	0.2
Puerto Rico	4.8
Texas	0.3
Wisconsin	0.3
Other	1.1
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.
PERFORMANCE HIGHLIGHTS[1]
		Six Month	Average Annual Total Return
		Period	Ended 04/30/2021
	Inception	Ended
At NAV[2]	Date	04/30/2021	1 Year	5 Years	10 Years	Life of Fund
California Municipal Fund	9/24/2002	4.65%	15.62%	4.02%	5.65%	5.65%
Municipal Fund	9/24/2002	5.93%	16.13%	4.04%	6.35%	5.97%
New York Municipal Fund	9/24/2002	5.61%	15.38%	3.34%	4.79%	5.09%
At Market Price[3]
California Municipal Fund	9/24/2002	10.93%	21.11%	1.29%	5.13%	4.78%
Municipal Fund	9/24/2002	20.71%	29.57%	5.50%	7.20%	6.21%
New York Municipal Fund	9/24/2002	10.31%	19.93%	1.17%	4.15%	4.15%
Index
Bloomberg Barclays 10-Year
Municipal Bond Index[4]		2.32%	7.36%	3.53%	4.52%	4.54%

Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www.nb.com/cef-performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of a Fund’s common stock.

The investment return and market price will fluctuate and shares of a Fund’s common stock may trade at prices above or below NAV. Shares of a Fund’s common stock, when sold, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC (“NBIA”) had not waived a portion of its investment management fees during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

MUNICIPAL FUND INC. PORTFOLIO BY STATE AND TERRITORY
(as a % of Total Investments*)
Alabama	0.7%	New Jersey	6.7
American Samoa	0.4	New Mexico	0.3
Arizona	1.5	New York	11.1
California	19.7	North Carolina	2.0
Colorado	3.3	Ohio	3.4
Connecticut	0.2	Oklahoma	0.7
District of Columbia	1.2	Oregon	-
Florida	5.3	Pennsylvania	3.6
Georgia	0.7	Puerto Rico	4.1
Hawaii	1.7	Rhode Island	0.7
Illinois	12.4	South Carolina	0.8
Indiana	0.8	Tennessee	0.5
Iowa	0.5	Texas	3.3
Kentucky	0.3	Utah	1.8
Louisiana	1.3	Vermont	1.4
Massachusetts	1.2	Virginia	0.1
Michigan	3.3	Washington	2.0
Minnesota	0.1	Wisconsin	1.0
Mississippi	1.1	Loan Assignments	0.2
Nevada	0.4	Total	100.0%
New Hampshire	0.2

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

3

Endnotes

1	A portion of each Fund’s income may be a tax preference item for purposes of the federal alternative minimum tax for certain stockholders.

2	Returns based on the NAV of each Fund.

3	Returns based on the market price of shares of each Fund’s common stock on the NYSE American.

4	Please see “Description of Index” on page 5 for a description of the index.

For more complete information on any of the Neuberger Berman Municipal Closed-End Funds, call Neuberger Berman Investment Advisers LLC at (800) 877-9700, or visit our website at www.nb.com.

4

Description of Index

Bloomberg Barclays 10-Year Municipal Bond Index:

The index is the 10-year (8-12 years to maturity) component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index measures the investment grade, U.S. dollar-denominated, long-term, tax-exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBIA and include reinvestment of all income dividends and other distributions, if any. Each Fund may invest in securities not included in the above described index and generally does not invest in all securities included in the index.

5

Schedule of Investments California Municipal Fund Inc.^
(Unaudited) April 30, 2021

PRINCIPAL AMOUNT		VALUE

Municipal Notes 162.0%

American Samoa 0.8%
$600,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$690,430

California 142.8%
1,000,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/2027 Pre-Refunded	1,093,395
	4/1/2023
	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250,000	Ser. 2016-A, 5.00%, due 10/1/2028	297,027
260,000	Ser. 2016-A, 3.00%, due 10/1/2029	279,413
400,000	Ser. 2016-A, 3.00%, due 10/1/2030	426,006
1,000,000	California Ed. Facs. Au. Rev. (Green Bond- Loyola Marymount Univ.), Ser. 2018-B, 5.00%,	1,215,945
	due 10/1/2048
1,273,584	California HFA Muni. Cert., Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,492,443
1,000,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%,	1,058,865
	due 11/15/2026
998,825	California Hsg. Fin. Agcy. Muni. Cert., Ser. 2021-1, Class A, 3.50%, due 11/20/2035	1,161,357
500,000	California Infrastructure & Econ. Dev. Bank Rev. (Wonderful Foundations Charter Sch.	569,659	(a)
	Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055
1,000,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union	1,001,603
	High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/2024
1,000,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014,	1,079,435	(a)
	5.63%, due 7/1/2044
500,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014,	542,141
	5.13%, due 7/1/2029
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
255,000	Ser. 2015-A, 4.50%, due 10/1/2025	267,884
1,115,000	Ser. 2019-A, 5.00%, due 10/1/2049	1,185,866	(a)
1,000,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016,	1,127,479	(a)
	5.00%, due 7/1/2031
500,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	564,589	(a)
	California Muni. Fin. Au. Rev. (Biola Univ.)
375,000	Ser. 2013, 4.00%, due 10/1/2025	404,335
410,000	Ser. 2013, 4.00%, due 10/1/2026	440,673
455,000	Ser. 2013, 4.00%, due 10/1/2027	487,618
600,000	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/2026	614,992
	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605,000	Ser. 2014-A, 4.00%, due 1/1/2027	649,148
630,000	Ser. 2014-A, 4.00%, due 1/1/2028	672,957
330,000	Ser. 2014-A, 4.00%, due 1/1/2029	351,139
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.),	2,248,747
	Ser. 2018, (BAM Insured), 4.00%, due 5/15/2048
	California Pub. Fin. Au. Ref. (Henry Mayo Newhall Hosp.)
400,000	Ser. 2021-A, 4.00%, due 10/15/2027	465,894
360,000	Ser. 2021-A, 4.00%, due 10/15/2028	423,134
400,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A,	457,624	(a)
	5.00%, due 7/1/2030
1,500,000	California Sch. Fac. Fin. Au. Rev. (Green Dot Pub. Sch. Proj.), Ser. 2018-A, 5.00%, due	1,761,872	(a)
	8/1/2048
	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.)
400,000	Ser. 2017-A, 4.00%, due 7/1/2023	428,939	(a)
290,000	Ser. 2014-A, 4.13%, due 7/1/2024	306,742
375,000	Ser. 2017-A, 5.00%, due 7/1/2025	437,445	(a)
130,000	Ser. 2017-A, 5.00%, due 7/1/2027	159,683	(a)
2,195,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%,	2,321,060
	due 6/1/2029
	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.)
15,000	Ser. 2012-AN, 5.00%, due 12/1/2021	15,421
540,000	Ser. 2012-AN, 5.00%, due 12/1/2021	555,270
	California St. G.O.
1,500,000	Ser. 2012, 5.00%, due 2/1/2027	1,554,025
2,000,000	Ser. 2020, 3.00%, due 11/1/2050	2,140,719

See Notes to Financial Statements	6

Schedule of Investments California Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$1,390,000	California St. Hlth. Fac. Fin. Au. Rev. (Commonspirit Hlth. Oblig.), Ser. 2020-A, 4.00%,	$1,600,621
	due 4/1/2049
2,000,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%,	2,284,627
	due 11/1/2046
710,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California	355,000	(a)(b)
	LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027
600,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.),	183,000	(a)(b)
	Ser. 2019, 7.50%, due 12/1/2039
550,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac.	569,828	(a)
	LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040
1,910,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	2,049,819	(a)
415,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group),	451,843	(a)
	Ser. 2016, 4.50%, due 6/1/2031
400,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%,	441,775	(a)
	due 6/1/2031
1,060,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (New Designs Charter Sch. Administration Campus	1,160,881	(a)
	Proj.), Ser. 2019-A, 5.00%, due 6/1/2050
365,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.),	384,795	(a)
	Ser. 2014-A, 5.35%, due 8/1/2024
1,200,000	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts	1,255,808	(a)
	Proj.), Ser. 2019, 5.25%, due 7/1/2052
1,325,000	California Statewide CDA Hosp. Rev. (Methodist Hosp. of Southern Proj.), Ser. 2018, 4.25%,	1,483,843
	due 1/1/2043
300,000	California Statewide CDA Multi-Family Hsg. Rev. (Irvine Apt. Comm. LP), (LOC: Wells Fargo	300,000	(c)
	Bank N.A.), Ser. 2001-W-1, 0.05%, due 8/1/2034
720,000	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A,	830,414
	(AGM Insured), 5.00%, due 10/1/2026 Pre-Refunded 10/4/2024
500,000	California Statewide CDA Rev. (Loma Linda Univ. Med. Ctr.), Ser. 2018-A, 5.50%,	592,400	(a)
	due 12/1/2058
700,000	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/2028	772,337
600,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%,	662,629	(a)
	due 6/1/2036
1,500,000	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%,	1,711,427
	due 12/1/2029
1,500,000	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%,	1,606,269
	due 10/1/2041
800,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder	912,079
	Proj.), Ser. 2015, 4.50%, due 9/1/2025
2,055,000	California Statewide CDA Std. Hsg. Rev. (Univ. of Irvin Campus Apts. Phase IV), Ser. 2017-A,	2,466,906
	5.00%, due 5/15/2032
500,000	California Statewide CDA Std. Hsg. Rev. Ref. (Baptist University), Ser. 2017-A, 5.00%,	584,920	(a)
	due 11/1/2032
2,000,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM	2,472,172
	Insured), 5.00%, due 8/1/2031
	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
350,000	Ser. 2013-A, 5.00%, due 9/1/2026	389,383
560,000	Ser. 2013-A, 5.00%, due 9/1/2027	623,012
700,000	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%,	701,543
	due 12/15/2021
2,000,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured),	2,225,542
	4.00%, due 8/1/2024
1,250,000	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A,	1,429,965
	(AGM Insured), 5.00%, due 9/1/2025
1,500,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., Subser. 2014-B2, 3.50%,	1,673,143
	due 1/15/2053
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
2,000,000	Ser. 2018-A-1, 5.00%, due 6/1/2047	2,066,287
5,000,000	Ser. 2018-A-2, 5.00%, due 6/1/2047	5,165,717
1,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A,	1,260,536
	(AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025
1,000,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%,	1,174,411
	due 10/15/2026

See Notes to Financial Statements	7

Schedule of Investments California Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
$150,000	Ser. 2013, 4.00%, due 9/1/2023	$163,275
300,000	Ser. 2013, 4.00%, due 9/1/2024	325,848
450,000	Ser. 2013, 4.00%, due 9/1/2025	487,906
645,000	Ser. 2013, 3.50%, due 9/1/2026	688,828
690,000	Ser. 2013, 3.63%, due 9/1/2027	736,626
680,000	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/2024	778,362
	La Verne Cert. of Participation (Brethren Hillcrest Homes)
315,000	Ser. 2014, 5.00%, due 5/15/2026 Pre-Refunded 5/15/2022	333,735
500,000	Ser. 2014, 5.00%, due 5/15/2029 Pre-Refunded 5/15/2022	529,739
1,105,000	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/2026	1,153,028
1,500,000	Los Angeles City Dept. of Arpts. Arpt. Rev., Ser. 2020-C, 4.00%, due 5/15/2050	1,737,260
3,150,000	Los Angeles Co. Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-A, 5.00%, due 6/1/2031	4,237,135
2,000,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%,	2,081,305
	due 3/1/2027 Pre-Refunded 3/1/2022
1,385,000	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/2029	1,106,639
500,000	Oroville Rev. (Oroville Hosp.), Ser. 2019, 5.25%, due 4/1/2049	572,083
1,490,000	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/2024	1,622,036
1,250,000	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/2039	1,356,066
1,000,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.),	1,140,719
	Ser. 2014, (AGM Insured), 5.00%, due 9/1/2027
	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road)
105,000	Ser. 2013, 4.00%, due 9/1/2021	106,310
600,000	Ser. 2013, 5.00%, due 9/1/2025	636,777
	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation)
1,320,000	Ser. 2013-B, 0.00%, due 6/1/2022	1,299,657
1,500,000	Ser. 2013-B, 0.00%, due 6/1/2023	1,452,908
	Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
100,000	Ser. 2017, 4.00%, due 9/1/2029	114,382
200,000	Ser. 2017, 4.00%, due 9/1/2030	226,560
525,000	Ser. 2017, 3.25%, due 9/1/2031	561,783
1,700,000	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Cap. Assessment Dist. Number 2),	2,037,810
	Ser. 2016-A, 5.00%, due 10/1/2047
	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
1,000,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,178,621
400,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	505,199
1,950,000	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	2,394,888
500,000	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017,	557,020	(a)
	5.00%, due 9/1/2047
230,000	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured),	230,465
	4.95%, due 12/1/2022
685,000	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/2029	790,488
	Pre-Refunded 8/1/2025
	San Mateo Union High Sch. Dist. G.O. (Election 2010)
105,000	Ser. 2011-A, 0.00%, due 9/1/2025 Pre-Refunded 9/1/2021	82,740
895,000	Ser. 2011-A, 0.00%, due 9/1/2025 Pre-Refunded 9/1/2021	705,698
1,390,000	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009,	1,395,116
	(Assured Guaranty Insured), 5.00%, due 12/1/2021
	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310,000	Ser. 2013, (BAM Insured), 3.25%, due 6/1/2025	326,976
575,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2026	608,070
325,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2027	342,550
270,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2028	283,627
1,000,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/2027	1,055,901
1,000,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.),	1,055,061
	Ser. 2013, 5.00%, due 8/1/2026
170,000	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds,	188,074
	Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037
1,145,000	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds	1,434,311
	(Unrefunded), Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037
2,000,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%,	2,204,409
	due 9/1/2025

See Notes to Financial Statements	8

Schedule of Investments California Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co.	$618,542
	Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048
3,000,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C,	4,265,660
	6.88%, due 8/1/2037
3,500,000	William S. Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B,	3,344,679
	(AGM Insured), 0.00%, due 9/1/2026
2,250,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured),	2,543,515	(d)
	0.00%, due 8/1/2036
		123,701,863

Guam 1.4%
1,000,000	Guam Gov’t Hotel Occupancy Tax Rev. Ref., Ser. 2021-A, 5.00%, due 11/1/2040	1,239,333

Illinois 1.3%
1,000,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/2023	1,067,904

Kansas 0.5%
390,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019,	394,047
	3.60%, due 6/1/2030

Louisiana 0.6%
500,000	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser.	537,789
	2013-A, 7.63%, due 12/15/2028

New Jersey 0.7%
580,000	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due	615,120
	9/15/2023

New York 0.8%
650,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/2034	709,183

North Carolina 0.4%
345,000	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for	348,927
	Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024

Ohio 5.4%
3,900,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2,	4,381,053
	5.00%, due 6/1/2055
280,000	So. Ohio Port Exempt Fac. Au. Rev., (PureCycle Ohio LLC), Ser. 2020-A, 7.00%, due	316,770	(a)
	12/1/2042
		4,697,823

Puerto Rico 5.9%
1,000,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/2021	1,005,842
3,662,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	4,125,463
		5,131,305

South Carolina 0.5%
400,000	South Carolina St. Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-	400,183
	A, 7.75%, due 10/1/2057

Texas 0.5%
294,783	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015,	23,582	(a)(b)
	7.75%, due 1/1/2045
450,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A,	405,586
	7.25%, due 12/1/2053
		429,168

See Notes to Financial Statements	9

Schedule of Investments California Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Wisconsin 0.4%
$300,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	$333,519	(a)
	Total Investments 162.0% (Cost $128,624,796)	140,296,594
	Other Assets Less Liabilities 1.5%	1,302,956
	Liquidation Preference of Variable Rate Municipal Term Preferred Shares (net of unamortized	(54,986,718)
	deferred offering costs of $13,282) (63.5)%
	Net Assets Applicable to Common Stockholders 100.0%	$86,612,832

(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2021, these securities amounted to $17,696,180, which represents 20.4% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.

(c)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2021.

(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$140,296,594	$—	$140,296,594
Total Investments	$—	$140,296,594	$—	$140,296,594

(a)	The Schedule of Investments provides information on the state/territory for the portfolio.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements	10

Schedule of Investments Municipal Fund Inc.^
(Unaudited) April 30, 2021

PRINCIPAL AMOUNT		VALUE

Municipal Notes 157.5%

Alabama 1.0%
$300,000	Columbia IDB PCR Rev. Ref. (Alabama Pwr. Co. Proj.), Ser. 1998, 0.08%, due 6/1/2028	$300,000	(a)
1,900,000	Selma IDB Rev. (Int’l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/2035	1,948,528
715,000	Wilsonville IDB PCR Rev. Ref. (Alabama Pwr. Co.), Ser. 2005-D, 0.05%, due 1/1/2024	715,000	(a)
		2,963,528

American Samoa 0.7%
1,700,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	1,956,220

Arizona 2.4%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.),	556,540	(b)
	Ser. 2016, 5.00%, due 7/1/2036
1,205,000	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.),	1,225,386	(b)
	Ser. 2016, 5.00%, due 1/1/2026
2,250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	2,490,441	(b)
1,810,000	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%,	1,892,409
	due 7/1/2024
395,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A,	404,622
	5.13%, due 7/1/2036
400,000	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%,	422,127
	due 7/1/2024
		6,991,525

California 31.1%
1,000,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%,	1,058,865
	due 11/15/2026
1,725,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High	1,727,765
	Sch.), Ser. 2010, 5.13%, due 8/15/2024
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
465,000	Ser. 2014, 5.00%, due 7/1/2024	489,378	(b)
630,000	Ser. 2014, 5.13%, due 7/1/2029	683,097	(b)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
595,000	Ser. 2014, 5.00%, due 7/1/2024	626,873
430,000	Ser. 2014, 5.13%, due 7/1/2029	466,241
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016,	563,740	(b)
	5.00%, due 7/1/2031
570,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	643,632	(b)
585,000	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A,	629,752
	4.00%, due 1/1/2026
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.),	2,351,759
	Ser. 2018, 5.00%, due 5/15/2051
1,300,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A,	1,487,277	(b)
	5.00%, due 7/1/2030
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155,000	Ser. 2016-A, 2.90%, due 6/1/2028	2,300,258
2,450,000	Ser. 2016-A, 2.95%, due 12/1/2028	2,602,218
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California	235,000	(b)(c)
	LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027
2,000,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.),	610,000	(b)(c)
	Ser. 2019, 7.50%, due 12/1/2039
1,855,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac.	1,921,873	(b)
	LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040
4,780,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	5,129,914	(b)
400,000	California Statewide CDA Multi-Family Hsg. Rev. (Irvine Apt. Comm. LP), Ser. 2001-W-1,	400,000	(a)
	(LOC: Wells Fargo Bank N.A.), 0.05%, due 8/1/2034

See Notes to Financial Statements	11

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$2,000,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/2033	$2,030,918
	Pre-Refunded 8/1/2021
1,000,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-2,	1,033,143
	5.00%, due 6/1/2047
2,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM	2,521,072
	Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025
590,000	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%,	625,092
	due 5/15/2029 Pre-Refunded 5/15/2022
2,250,000	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. Ref. (Laxfuel Corp.), Ser. 2012, 4.50%,	2,310,743
	due 1/1/2027
3,620,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured),	3,555,070
	0.00%, due 8/1/2024
5,750,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E,	7,242,000	(d)
	(Assured Guaranty Insured), 0.00%, due 8/1/2029
5,000,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/2034	6,447,705
4,000,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC	5,051,991
	Insured), 5.25%, due 12/1/2026
2,000,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B,	2,388,062
	6.38%, due 8/1/2034 Pre-Refunded 8/1/2024
6,000,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A,	7,162,751	(e)
	0.00%, due 8/1/2032
1,540,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.),	1,624,794
	Ser. 2013, 5.00%, due 8/1/2026
2,040,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured),	2,248,498
	5.00%, due 9/1/2025
150,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2020, (LOC: Mizuho Cap. Markets	150,000	(a)(b)
	LLC), 0.26%, due 7/1/2032
9,070,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C,	12,896,511
	6.88%, due 8/1/2037
5,095,000	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009,	4,794,321
	(Assured Guaranty Insured), 0.00%, due 8/1/2026
3,000,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured),	3,391,353	(f)
	0.00%, due 8/1/2036
		89,401,666

Colorado 5.1%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
1,050,000	Ser. 2015, 4.50%, due 4/1/2025	1,088,521	(b)
1,000,000	Ser. 2015, 5.13%, due 4/1/2035	1,047,298	(b)
1,350,000	Ser. 2015, 5.25%, due 4/1/2045	1,402,029	(b)
750,000	Colorado Ed. & Cultural Facs. Au. Rev. Ref., Ser. 2014, 4.50%, due 11/1/2029	806,376
5,000,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/2024 Pre-Refunded	5,126,112
	11/15/2021
2,550,000	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/2023	2,641,145	(b)
8,000,000	Villages at Castle Rock Co. Metro. Dist. #6 (Cabs - Cobblestone Ranch Proj.), Ser. 2007-2,	2,655,185
	0.00%, due 12/1/2037
		14,766,666

Connecticut 0.3%
750,000	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/2025	793,465

District of Columbia 2.0%
1,615,000	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured),	1,645,924
	4.10%, due 12/1/2026
1,275,000	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/2022	1,298,561

See Notes to Financial Statements	12

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$650,000	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%,	$661,560
	due 10/1/2045
2,000,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2011-C, 5.00%,	2,039,084
	due 10/1/2026
		5,645,129

Florida 8.4%
800,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier),	241,171	(b)
	Ser. 2018-C, 7.50%, due 7/1/2053
1,000,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/2026	1,139,655
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
350,000	Ser. 2012-A, 5.50%, due 6/15/2022	356,511	(b)
3,120,000	Ser. 2013-A, 6.75%, due 12/15/2027	3,439,533
1,750,000	Ser. 2014-A, 5.75%, due 6/15/2029	1,914,360
1,075,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%,	1,117,487
	due 7/1/2036
1,200,000	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A,	840,000	(b)(c)
	6.38%, due 6/1/2046
100,000	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013,	105,899
	5.00%, due 11/15/2036
9,000,000	Hillsborough Co. Ind. Dev. Au. Hosp. Rev. (Tampa General Hosp. Proj.), Ser. 2020-A,	9,641,996
	3.50%, due 8/1/2055
1,135,000	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/2027	1,198,935
2,000,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/2025	2,028,342
885,000	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%,	921,892
	due 5/1/2029
995,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%,	1,056,903
	due 5/1/2050
		24,002,684

Georgia 1.0%
1,750,000	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A,	1,314,266	(b)(c)
	6.00%, due 7/1/2036
2,000,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.),	1,635,712	(b)
	Ser. 2019-A, 5.13%, due 1/1/2049
		2,949,978

Hawaii 2.6%
5,200,000	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/2024	5,231,366
2,250,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaiian Elec. Co., Inc. - Subsidiary),	2,347,661
	Ser. 2019, 3.50%, due 10/1/2049
		7,579,027

Illinois 19.5%
5,705,000	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/2027	6,080,779
	Chicago G.O.
250,000	Ser. 2002-2002B, 5.13%, due 1/1/2027	283,572
2,000,000	Ser. 2002-B, 5.00%, due 1/1/2025	2,281,096
1,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,176,315
	Chicago Ref. G.O.
1,000,000	Ser. 2005-D, 5.50%, due 1/1/2040	1,115,298
2,500,000	Ser. 2012-C, 5.00%, due 1/1/2024	2,567,414
700,000	Ser. 2014-A, 5.00%, due 1/1/2027	766,483
3,000,000	Ser. 2017-A, 6.00%, due 1/1/2038	3,635,303
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350,000	Ser. 2013-C, 5.45%, due 12/1/2030	1,527,300
1,960,000	Ser. 2013-C, 5.50%, due 12/1/2031	2,219,924
1,560,000	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%,	1,909,376
	due 2/15/2031

See Notes to Financial Statements	13

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$2,000,000	Illinois Fin. Au. Rev. Ref. (Northwestern Mem. Hlth. Care Obligated Group), Ser. 2017-A,	$2,261,642
	4.00%, due 7/15/2047
1,905,000	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC	1,728,685
	Insured), 0.00%, due 6/15/2026
	Illinois St. G.O.
3,900,000	Ser. 2012, 4.00%, due 8/1/2025	4,058,304
1,000,000	Ser. 2013, 5.00%, due 7/1/2023	1,095,340
5,200,000	Ser. 2017-D, 5.00%, due 11/1/2028	6,246,936
4,250,000	Illinois St. G.O. Ref., Ser. 2016, 5.00%, due 2/1/2024	4,750,766
1,180,000	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%,	1,186,859
	due 6/1/2026 Pre-Refunded 6/1/2021
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	1,047,234
1,375,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,518,709
715,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	787,114
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725,000	Ser. 2013, 5.00%, due 10/1/2027	2,985,731
2,875,000	Ser. 2013, 5.75%, due 10/1/2028	3,201,540
1,500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A,	1,602,458	(b)
	5.25%, due 12/1/2047
		56,034,178

Indiana 1.3%
3,055,000	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee	3,154,374
	Corp. Insured), 5.75%, due 12/1/2021
435,000	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/2024	466,176
		3,620,550

Iowa 0.8%
	Iowa St. Higher Ed. Loan Au. Rev. (Des Moines Univ. Proj.)
1,105,000	Ser. 2020, 5.00%, due 10/1/2028	1,389,575
775,000	Ser. 2020, 4.00%, due 10/1/2045	870,819
		2,260,394

Kentucky 0.5%
1,350,000	Ashland City, Kentucky Med. Ctr. Ref. Rev. (Ashland Hosp. Corp. DBA Kings Daughter Med.	1,412,352
	Ctr.), Ser. 2019, (AGM Insured), 3.00%, due 2/1/2040

Louisiana 2.1%
1,715,000	Louisiana Local Gov’t. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr.	1,873,925	(b)
	Proj.), Ser. 2017-A, 5.75%, due 2/1/2032
775,000	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.),	833,572
	Ser. 2013-A, 7.63%, due 12/15/2028
700,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.),	726,617	(b)
	Ser. 2019, 3.95%, due 11/1/2043
1,655,000	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%,	1,718,250
	due 12/1/2040 Putable 6/1/2022
800,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-A-1,	817,070
	2.00%, due 6/1/2037 Putable 4/1/2023
		5,969,434

Massachusetts 1.9%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
200,000	Ser. 2014-F, 5.00%, due 7/15/2024	214,872
415,000	Ser. 2014-F, 5.00%, due 7/15/2025	444,735
200,000	Ser. 2014-F, 5.00%, due 7/15/2026	213,818

See Notes to Financial Statements	14

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$190,000	Ser. 2014-F, 5.00%, due 7/15/2027	$202,595
150,000	Ser. 2014-F, 5.00%, due 7/15/2028	159,520
	Massachusetts St. Ed. Fin. Au. Rev.
1,005,000	Ser. 2011-J, 5.00%, due 7/1/2023	1,012,321
1,405,000	Ser. 2012-J, 4.70%, due 7/1/2026	1,413,265
1,815,000	Ser. 2013-K, 4.50%, due 7/1/2024	1,897,247
		5,558,373

Michigan 5.2%
	City of Detroit MI G.O.
3,000,000	Ser. 2021-A, 5.00%, due 4/1/2046	3,644,904
3,850,000	Ser. 2021-A, 5.00%, due 4/1/2050	4,652,879
1,500,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A,	1,682,628
	(AGM Insured), 5.00%, due 7/1/2048
	Michigan St. Hsg. Dev. Au. Rev.
1,935,000	Ser. 2016-C, 2.05%, due 12/1/2022	1,975,200
1,835,000	Ser. 2016-C, 2.15%, due 6/1/2023	1,886,134
750,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Improvement Proj.), Ser. 2018, 5.00%,	900,698
	due 6/30/2048
100,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	100,120
		14,842,563

Minnesota 0.2%
400,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A,	428,810	(b)
	5.00%, due 6/15/2038

Mississippi 1.7%
	Mississippi St. Bus. Fin. Commission Gulf Opportunity Zone Rev. (Chevron U.S.A., Inc. Proj.)
2,100,000	Ser. 2010-L, 0.03%, due 11/1/2035	2,100,000	(a)
1,350,000	Ser. 2011-B, 0.03%, due 11/1/2035	1,350,000	(a)
1,500,000	Mississippi St. Bus. Fin. Corp. Rev. Ref. (Sys. Energy Res., Inc. Proj.), Ser. 2019, 2.50%,	1,508,392
	due 4/1/2022
		4,958,392

Nevada 0.6%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
1,100,000	Ser. 2015-A, 4.00%, due 12/15/2025	1,157,050	(b)
500,000	Ser. 2015-A, 5.13%, due 12/15/2045	549,519	(b)
		1,706,569

New Hampshire 0.3%
750,000	Nat’l Fin. Au. Rev. (Green Bond), Ser. 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	777,465	(b)

New Jersey 10.6%
1,930,000	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%,	2,046,864
	due 9/15/2023
1,230,000	New Jersey Econ. Dev. Au. Rev. (Sch. Facs. Construction), Ser. 2019-LLL, 5.00%,	1,547,778
	due 6/15/2028
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
500,000	Ser. 2013, 5.25%, due 1/1/2025	563,106
500,000	Ser. 2013, 5.50%, due 1/1/2026	565,765
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420,000	Ser. 2013, 3.50%, due 7/1/2024	1,457,464
1,470,000	Ser. 2013, 3.63%, due 7/1/2025	1,510,751
1,520,000	Ser. 2013, 3.75%, due 7/1/2026	1,563,198
765,000	Ser. 2013, 4.00%, due 7/1/2027	789,760

See Notes to Financial Statements	15

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$1,730,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%,	$1,817,781
	due 12/1/2026
	New Jersey St. Econ. Dev. Au. Sch. Rev. (Beloved Comm. Charter, Sch., Inc. Proj.)
1,105,000	Ser. 2019-A, 5.00%, due 6/15/2049	1,195,045	(b)
725,000	Ser. 2019-A, 5.00%, due 6/15/2054	781,828	(b)
8,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	9,228,327
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
1,250,000	Ser. 2018-A, 5.00%, due 12/15/2036	1,542,679
4,000,000	Ser. 2018-A, 4.25%, due 12/15/2038	4,627,881
1,000,000	Ser. 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,155,375
		30,393,602

New Mexico 0.5%
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross
	Receipts Tax Increment Bond)
443,000	Ser. 2015, 5.25%, due 5/1/2025	452,208	(b)
1,000,000	Ser. 2015, 5.75%, due 5/1/2030	1,020,761	(b)
		1,472,969

New York 17.5%
225,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies	248,156
	Proj.), Ser. 2017-A, 5.00%, due 6/1/2035
625,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%,	694,646
	due 11/15/2029
1,345,000	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/2045	1,406,470
	Build NYC Res. Corp. Rev.
1,100,000	Ser. 2014, 5.00%, due 11/1/2024	1,224,135
835,000	Ser. 2014, 5.25%, due 11/1/2029	920,143
975,000	Ser. 2014, 5.50%, due 11/1/2044	1,060,198
250,000	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%,	276,833	(b)
	due 6/1/2047
825,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	896,014	(b)
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int’l Cultures and the Arts)
205,000	Ser. 2013-A, 3.88%, due 4/15/2023	210,307
1,450,000	Ser. 2013-A, 5.00%, due 4/15/2043	1,496,645
815,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014,	871,561	(b)
	4.50%, due 1/1/2025
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700,000	Ser. 2014, 5.00%, due 7/1/2023	762,778
735,000	Ser. 2014, 5.00%, due 7/1/2024	828,403
390,000	Ser. 2018, 5.00%, due 7/1/2030	478,464
1,400,000	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond-Reenergy Black River LLC Proj.),	1,358,765	(b)
	Ser. 2014, 5.25%, due 1/1/2024
	Metro. Trans. Au. Rev. (Green Bond)
8,500,000	Ser. 2020-D-3, 4.00%, due 11/15/2049	9,659,896
3,000,000	Ser. 2020-D-3, 4.00%, due 11/15/2050	3,405,972
5,000,000	New York City IDA Rev. (Yankee Stadium Proj.), Ser. 2020, 3.00%, due 3/1/2049	5,113,495
500,000	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%,	557,606	(b)
	due 11/15/2040
3,200,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%,	3,536,503
	due 7/1/2028 Pre-Refunded 7/1/2023
2,300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group),	2,808,630
	Ser. 2018-A, 5.00%, due 8/1/2035
2,000,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%,	2,098,827
	due 4/1/2027
1,000,000	New York St. Trans. Dev. Corp. Fac. Rev. (Empire St. Thruway Svc. Areas Proj.), Ser. 2021,	1,133,631
	4.00%, due 4/30/2053
2,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term.	2,428,861
	C&D Redev.), Ser. 2018, 5.00%, due 1/1/2033

See Notes to Financial Statements	16

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Newburgh G.O. (Deficit Liquidation)
$520,000	Ser. 2012-B, 5.00%, due 6/15/2021	$522,198
550,000	Ser. 2012-B, 5.00%, due 6/15/2022	572,649
1,435,000	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/2023	1,495,872
	Pre-Refunded 5/1/2022
1,155,000	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%,	1,208,804
	due 11/1/2026
2,000,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	2,249,173
600,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%,	600,852	(b)
	due 6/1/2030
		50,126,487

North Carolina 3.1%
3,985,000	North Carolina HFA Homeownership Ref. Rev., Ser. 2020-45, (GNMA/FNMA/FHLMC	4,063,068
	Insured), 2.20%, due 7/1/2040
855,000	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.),	864,733
	Ser. 2012-A, 4.25%, due 3/1/2024
	North Carolina Med. Care Commission Retirement Facs. Rev.
1,070,000	Ser. 2013, 5.13%, due 7/1/2023	1,095,419
2,000,000	Ser. 2020-A, 4.00%, due 9/1/2050	2,110,835
700,000	North Carolina Med. Care Commission Retirement Facs. Rev. (Twin Lakes Comm.), Ser.	783,928
	2019-A, 5.00%, due 1/1/2049
		8,917,983

Ohio 5.4%
7,220,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2,	8,110,565
	5.00%, due 6/1/2055
2,060,000	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/2027 Pre-Refunded 1/1/2022	2,126,551
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019, 5.00%,	552,805	(b)
	due 7/1/2049
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due	1,062,301
	6/1/2041 Putable 10/1/2029
3,500,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition	3,504,535
	Proj.), Ser. 2020-A, 3.00%, due 5/1/2023
		15,356,757

Oklahoma 1.1%
2,000,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.00%, due	2,436,681
	8/15/2033
	Tulsa Arpt. Imp. Trust Ref. Rev.
250,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2024	283,065
400,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2025	452,774
		3,172,520

Oregon 0.0%(g)
30,000	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (GNMA/FNMA/FHLMC/	30,118
	FHA Insured), 3.50%, due 7/1/2027

Pennsylvania 5.7%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
500,000	Ser. 2012, 3.50%, due 5/1/2025	514,006
350,000	Ser. 2012, 3.60%, due 5/1/2026	360,074
2,830,000	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.),	2,989,933
	Ser. 2015-A, 4.25%, due 7/1/2030
1,250,000	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/2028	1,379,044
	Pre-Refunded 5/1/2023

See Notes to Financial Statements	17

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$3,430,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%,	$3,557,369
	due 4/1/2027 Pre-Refunded 4/1/2022
2,625,000	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%,	2,797,974
	due 11/1/2024
2,350,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A,	1,386,500	(b)
	6.75%, due 12/1/2053
44,858	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser.	14,382	(h)(i)(j)
	2019, 5.75%, due 6/1/2036
3,000,000	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2019-A, 4.00%, due	3,444,127
	12/1/2049
		16,443,409

Puerto Rico 6.4%
16,373,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	18,445,167

Rhode Island 1.1%
3,045,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Rev. (Homeownership Opportunity), Ser. 2020-73-	3,091,303
	A, 2.30%, due 10/1/2040

South Carolina 1.3%
1,500,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A,	1,500,687
	7.75%, due 10/1/2057
2,325,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC,	2,050,254	(b)
	Proj.), Ser. 2018-A, 7.00%, due 11/1/2038
750,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC	300,000	(b)(c)
	Proj.), Ser. 2017, 6.25%, due 2/1/2045
		3,850,941

Tennessee 0.8%
2,000,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A,	2,218,636
	5.25%, due 9/1/2023

Texas 5.3%
250,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%,	277,021
	due 8/15/2045
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
340,000	Ser. 2014-A, 5.88%, due 3/1/2024	360,503
1,000,000	Ser. 2014-A, 6.63%, due 3/1/2029	1,096,009
730,000	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	824,591
750,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-E, 5.00%, due 1/1/2045	932,153
320,000	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/2022	324,267
250,000	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/2028	260,032	(b)
2,000,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/2042	2,103,650
1,000,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.),	1,055,450
	Ser. 2013-B, 5.75%, due 1/1/2028
	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
85,000	Ser. 2012-A, 4.00%, due 2/15/2022	87,206
1,000,000	Ser. 2012-A, 5.00%, due 2/15/2032	1,025,023
	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy)
545,000	Ser. 2019, 5.00%, due 8/15/2039	573,904	(b)
520,000	Ser. 2019, 5.00%, due 8/15/2049	543,592	(b)
1,225,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A,	1,104,094
	7.25%, due 12/1/2053
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park	375,332
	Carriage), Ser. 2016-C, 5.50%, due 7/1/2046

See Notes to Financial Statements	18

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$1,250,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express	$1,443,688
	Managed Lanes Proj.), Ser. 2019-A, 4.00%, due 12/31/2039
1,500,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%,	1,532,052
	due 11/1/2021
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019,	1,201,355
	5.00%, due 6/30/2058
		15,119,922

Utah 2.9%
	Salt Lake City Arpt. Rev.
1,000,000	Ser. 2017-A, 5.00%, due 7/1/2042	1,191,285
2,000,000	Ser. 2017-A, 5.00%, due 7/1/2047	2,377,997
1,000,000	Ser. 2018-A, 5.00%, due 7/1/2043	1,208,619
3,000,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%,	3,482,368
	due 2/15/2028
	Utah Hsg. Corp. Single Family Mtge. Rev.
40,000	Ser. 2011-A2, Class I, 5.25%, due 7/1/2021	40,074
45,000	Ser. 2011-A2, Class I, 5.45%, due 7/1/2022	45,094
		8,345,437

Vermont 2.2%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
1,600,000	Ser. 2012-A, 5.00%, due 6/15/2021	1,606,800
190,000	Ser. 2013-A, 4.25%, due 6/15/2024	195,697
435,000	Ser. 2013-A, 4.35%, due 6/15/2025	447,683
655,000	Ser. 2013-A, 4.45%, due 6/15/2026	673,618
210,000	Ser. 2013-A, 4.55%, due 6/15/2027	215,787
1,800,000	Ser. 2014-A, 5.00%, due 6/15/2024	2,031,212
1,105,000	Ser. 2015-A, 4.13%, due 6/15/2027	1,188,952
		6,359,749

Virginia 0.1%
360,000	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%,	371,357
	due 12/1/2022

Washington 3.2%
6,700,000	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%,	7,150,032
	due 1/1/2028
1,000,000	Washington St. Econ. Dev. Fin. Au. Env. Facs. Rev. (Green Bond), Ser. 2020-A, 5.63%, due	1,129,028	(b)
	12/1/2040
790,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%,	942,748
	due 8/15/2026
		9,221,808

Wisconsin 1.6%
870,000	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/2030	944,282	(b)
200,000	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	216,397	(b)
1,115,000	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due	1,206,427
	4/1/2025
2,000,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1,	2,227,606	(b)
	5.00%, due 1/1/2055
		4,594,712

	Total Municipal Notes (Cost $410,419,779)	452,151,845

See Notes to Financial Statements	19

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Loan Assignments 0.2%
Environmental 0.2%
$225,457	CarbonLite P LLC, Term Loan DIP, 12.00%, due 9/5/2021	$225,457	(h)(i)(j)
456,434	CarbonLite P LLC, LLC, Roll Up Term Loan, 12.00%, due 9/6/2021	456,434	(h)(i)(j)
	Total Loan Assignments (Cost $225,591)	681,891
	Total Investments 157.7% (Cost $410,645,370)	452,833,736
	Other Assets Less Liabilities 1.7%	4,639,761
	Liquidation Preference of Variable Rate Municipal Term Preferred	(170,386,722)
	Shares (net of unamortized deferred offering costs of $13,278)
	(59.4)%
	Net Assets Applicable to Common Stockholders 100.0%	$287,086,775

(a)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2021.

(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2021, these securities amounted to $52,064,648, which represents 18.1% of net assets applicable to common stockholders of the Fund.

(c)	Defaulted security.

(d)	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

(e)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.

(f)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

(g)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.

(h)	Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Directors. Total value of all such securities at April 30, 2021 amounted to $696,273, which represents 0.2% of net assets applicable to common stockholders of the Fund.

(i)	Value determined using significant unobservable inputs.

(j)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At April 30, 2021, these securities amounted to $696,273, which represents 0.2% of net assets applicable to common stockholders of the Fund.

See Notes to Financial Statements	20

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

					Fair Value
			Acquisition Cost		Percentage of Net
			Percentage of Net		Assets Applicable
			Assets Applicable to	Value	to Common
	Acquisition		Common Stockholders	as of	Stockholders as of
Restricted Security	Date(s)	Acquisition Cost	as of Acquisition Date	4/30/2021	4/30/2021
CarbonLite P LLC	3/10/2021 & 4/13/2021	$218,693	0.1%	$225,457	0.1%
CarbonLite P LLC	3/10/2021 – 4/30/2021	5,434	0.0%	456,434	0.1%
Pennsylvania St. Econ.
Dev. Fin. Au. Solid
Waste Disp. Rev.
(CarbonLite P LLC
Proj.), Ser. 2019	7/24/2019	528,445	0.2%	14,382	0.0%
Total		$752,572	0.3%	$696,273	0.2%

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes
Pennsylvania	$—	$16,429,027	$14,382	$16,443,409
Other Municipal Notes(a)	—	435,708,436	—	435,708,436
Total Municipal Notes	—	452,137,463	14,382	452,151,845
Loan Assignments(a)	—	—	681,891	681,891
Total Investments	$—	$452,137,463	$696,273	$452,833,736

(a)	The Schedule of Investments provides information on the state/territory or industry for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

										Net change
										in unrealized
										appreciation/
										(depreciation)
	Beginning			Change in						from
	balance,	Accrued		unrealized			Transfers	Transfers	Balance,	investments
	as of	discounts/	Realized	appreciation/			into	out of	as of	still held as of
	11/1/2020	(premiums)	gain/(loss)	(depreciation)	Purchases	Sales	Level 3	Level 3	4/30/2021	4/30/2021
(000’s omitted)
Investments in
Securities:
Municipal
Notes(c)	$—	$(1)	$(436)	$6	$—	$(42)	$487	$—	$14	$6
Loan
Assignments(c)	—	1	—	457	224	—	—	—	682	457
Total	$—	$—	$(436)	$463	$224	$(42)	$487	$—	$696	$463

See Notes to Financial Statements	21

Schedule of Investments Municipal Fund Inc.^
(Unaudited) (cont’d)

(c)	Quantitative Information about Level 3 Fair Value Measurements:

						Impact to
						valuation
	Fair value	Valuation	Unobservable	Input value/	Weighted	from increase
Investment type	at 4/30/2021	approach	input(s)	range	average(d)	in input(e)
Municipal Notes	$14,382	Recovery Value	Recovery Value	$32.06	$32.06	Increase
Loan Assignments	681,891	Market Approach	Recovery Value	$100.00	$100.00	Increase

(d)	The weighted averages disclosed in the table above were weighted by relative fair value.

(e)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements	22

Schedule of Investments New York Municipal Fund Inc.^
(Unaudited) April 30, 2021

PRINCIPAL AMOUNT		VALUE

Municipal Notes 160.6%

American Samoa 0.8%
$500,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$575,359

California 4.9%
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redak Svcs. So. California LLC	125,000	(a)(b)
	Proj.), Ser. 2016, 7.00%, due 12/1/2027
345,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC,	357,437	(a)
	Proj.), Ser. 2019, 7.50%, due 12/1/2040
3,115,000	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM	3,056,163
	Insured), 0.00%, due 8/1/2024
		3,538,600

Guam 1.3%
750,000	Guam Gov’t Hotel Occupancy Tax Rev., Ser. 2021-A, 5.00%, due 11/1/2035	944,577

Illinois 1.5%
1,000,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/2023	1,067,903

Kansas 0.6%
395,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019,	399,099
	3.60%, due 6/1/2030

Louisiana 0.7%
500,000	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser.	537,788
	2013-A, 7.63%, due 12/15/2028

New York 141.7%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
380,000	Ser. 2014-A, 5.00%, due 12/1/2027	432,074
375,000	Ser. 2014-A, 5.00%, due 12/1/2028	424,464
270,000	Ser. 2014-A, 5.00%, due 12/1/2029	304,186
1,645,000	Broome Co. Local Dev. Corp. Rev. (United Hlth. Svc.), Ser. 2020, (AGM Insured), 3.00%, due	1,696,050
	4/1/2045
500,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. (Tapestry Charter Sch. Proj.), Ser. 2017-A, 5.00%,	553,513
	due 8/1/2047
1,325,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.),	1,461,364
	Ser. 2017-A, 5.00%, due 6/1/2035
	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park)
500,000	Ser. 2015, 5.00%, due 11/15/2027	559,136
500,000	Ser. 2015, 5.00%, due 11/15/2028	557,309
	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College)
270,000	Ser. 2014-A, 5.00%, due 6/1/2026	309,094
225,000	Ser. 2014-A, 5.00%, due 6/1/2029	255,645
	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.)
250,000	Ser. 2014, 5.00%, due 7/1/2022	263,876
500,000	Ser. 2014, 5.00%, due 7/1/2029 Pre-Refunded 7/1/2024	573,302
1,250,000	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/2045	1,307,128
	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
155,000	Ser. 2015, 5.00%, due 6/1/2026	178,284
125,000	Ser. 2015, 5.00%, due 6/1/2027	143,294
195,000	Ser. 2015, 5.00%, due 6/1/2028	222,621
220,000	Ser. 2015, 5.00%, due 6/1/2029	250,039
325,000	Ser. 2015, 5.00%, due 6/1/2030	368,137
565,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/2024	628,760

See Notes to Financial Statements	23

Schedule of Investments New York Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$750,000	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%,	$830,498	(a)
	due 6/1/2047
575,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	624,495	(a)
205,000	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int’l Cultures), Ser. 2013-A, 3.88%,	210,307
	due 4/15/2023
160,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%,	171,104	(a)
	due 1/1/2025
	Dutchess Co. Local Dev. Corp. Rev. (Culinary Institute of America Proj.)
200,000	Ser. 2016-A-1, 5.00%, due 7/1/2041	224,377
275,000	Ser. 2016-A-1, 5.00%, due 7/1/2046	306,571
1,000,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/2021	1,007,284
1,270,000	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/2021	1,290,088
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
405,000	Ser. 2018, 5.00%, due 7/1/2031	494,579
425,000	Ser. 2018, 5.00%, due 7/1/2032	517,444
450,000	Ser. 2018, 5.00%, due 7/1/2033	545,887
580,000	Islip, G.O., Ser. 2012, 3.00%, due 8/1/2025	583,794
	Metro. Trans. Au. Rev. (Green Bond)
1,500,000	Ser. 2020-C-1, 5.00%, due 11/15/2050	1,835,257
2,000,000	Ser. 2020-D-3, 4.00%, due 11/15/2049	2,272,917
300,000	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%,	332,925
	due 1/15/2029
	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.)
500,000	Ser. 2013-A, 5.00%, due 10/1/2024	549,993
500,000	Ser. 2013-A, 5.00%, due 10/1/2025	548,505
250,000	Ser. 2013-A, 4.00%, due 10/1/2026	266,045
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
1,120,000	Ser. 2012-A, 5.00%, due 6/1/2023	1,172,310
210,000	Ser. 2012-A, 5.00%, due 6/1/2025	219,327
1,265,000	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (AGM Insured),	1,444,831
	5.00%, due 9/1/2027
2,000,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/2028 Pre-Refunded 4/1/2023	2,185,982
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated
	Group Proj.)
500,000	Ser. 2014, 5.00%, due 7/1/2023	549,034
1,000,000	Ser. 2014, 5.00%, due 7/1/2027	1,134,451
4,175,000	Nassau Co. Tobacco Settlement Corp. Asset Backed, Ser. 2006-A-3, 5.13%, due 6/1/2046	4,253,178
1,500,000	New York City IDA Rev. (Queens Ballpark Co. LLC), Ser. 2021-A, (AGM Insured), 3.00%,	1,570,630
	due 1/1/2046
3,000,000	New York City IDA Rev. (Yankee Stadium Proj.), Ser. 2020, (AGM Insured), 3.00%, due 3/1/2049	3,151,470
750,000	New York City Trust for Cultural Res. Ref. Rev. (Lincoln Ctr. for the Performing Arts, Inc.), Ser.	893,762
	2020-A, 4.00%, due 12/1/2035
500,000	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014, 5.38%, due	557,606	(a)
	11/15/2040
2,000,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due	2,849,235
	10/1/2035
750,000	New York Liberty Dev. Corp. Rev. Ref. (Bank of America Tower at One Bryant Park Proj.), Ser.	750,489
	2019, Class 3, 2.80%, due 9/15/2069
1,815,000	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.00%,	1,965,338
	due 7/1/2027 Pre-Refunded 7/1/2024
780,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013,	839,521
	4.63%, due 7/1/2025
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2020, 4.00%, due	860,175
	7/1/2046
2,000,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig.	2,000,000
	Group), Ser. 2011-A, 4.38%, due 5/1/2026 Pre-Refunded 5/1/2021
1,375,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology), Ser.	1,436,241
	2012, 4.00%, due 7/1/2028 Pre-Refunded 7/1/2022

See Notes to Financial Statements	24

Schedule of Investments New York Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$2,540,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Univ. Dorm. Fac.), Ser. 2018-A,	$3,051,249
	5.00%, due 7/1/2048
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys.
	Obligated Group)
460,000	Ser. 2014-A, 4.00%, due 1/1/2026	495,189
470,000	Ser. 2014-A, 4.00%, due 1/1/2027	504,297
200,000	Ser. 2014-A, 4.00%, due 1/1/2028	213,637
275,000	Ser. 2014-A, 4.13%, due 1/1/2029	293,665
1,350,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%,	1,491,962
	due 7/1/2028 Pre-Refunded 7/1/2023
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Vaughn College of Aeronautics &	799,443	(a)
	Technology), Ser. 2016, 5.00%, due 12/1/2026
1,500,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group),	1,831,715
	Ser. 2018-A, 5.00%, due 8/1/2035
	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.)
400,000	Ser. 2017, 5.00%, due 12/1/2035	460,889	(a)
200,000	Ser. 2017, 5.00%, due 12/1/2036	229,558	(a)
400,000	Ser. 2017, 5.00%, due 12/1/2037	457,442	(a)
2,000,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/2026	2,148,100
	New York St. Env. Facs. Corp. Solid Waste Disp. Rev. (Casella Waste Sys. Inc. Proj.)
500,000	Ser. 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	514,784	(a)
500,000	Ser. 2020-R-1, 2.75%, due 9/1/2050 Putable 9/2/2025	516,817
1,000,000	New York St. HFA Rev., Ser. 2020-H, 2.45%, due 11/1/2044	995,816
960,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/2027	982,053
	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev.
700,000	Ser. 2006, (SPA: Bank of America N.A.), 0.07%, due 10/1/2037	700,000	(c)
1,045,000	Ser. 2014-189, 3.45%, due 4/1/2027	1,096,637
2,000,000	New York St. Trans. Dev. Corp. Fac. Rev. (Empire St. Thruway Svc. Areas proj.),	2,267,263
	Ser. 2021, 4.00%, due 4/30/2053
1,500,000	New York St. Trans. Dev. Corp. Spec. Fac. Ref. Rev. (American Airlines, Inc.-John F Kennedy Int’l	1,515,203
	Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/2031
2,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D	2,428,861
	Redev.), Ser. 2018, 5.00%, due 1/1/2033
1,545,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.),	1,670,739
	Ser. 2016-A, 4.00%, due 7/1/2041
	New York St. Trans. Dev. Corp. Spec. Fac. Rev. Ref. (JFK Int’l Arpt. Term. 4 Proj.)
250,000	Ser. 2020-A, 5.00%, due 12/1/2023	278,718
100,000	Ser. 2020-A, 4.00%, due 12/1/2042	115,135
1,500,000	Ser. 2020-C, 4.00%, due 12/1/2042	1,756,628
785,000	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/2022	817,326
	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.)
640,000	Ser. 2012-A, 5.00%, due 5/1/2025 Pre-Refunded 5/1/2022	667,148
300,000	Ser. 2012-A, 5.00%, due 5/1/2026 Pre-Refunded 5/1/2022	312,726
1,000,000	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Proj.), Ser. 2018-A,	1,046,528	(a)
	4.75%, due 11/1/2042
1,100,000	Niagara Falls City Sch. Dist. Ref. Cert. of Participation (High Sch. Fac.), Ser. 2015,	1,205,957
	(AGM Insured), 4.00%, due 6/15/2026
	Niagara Frontier Trans. Au. Rev. Ref. (Buffalo Niagara Int’l Arpt.)
375,000	Ser. 2019-A, 5.00%, due 4/1/2037	462,852
350,000	Ser. 2019-A, 5.00%, due 4/1/2038	430,943
350,000	Ser. 2019-A, 5.00%, due 4/1/2039	429,931
	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.)
1,250,000	Ser. 2019-A, (AGM Insured), 3.00%, due 12/1/2044	1,299,299
2,000,000	Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	2,244,349
500,000	Port Au. New York & New Jersey Cons. Bonds Rev. Ref. (Two Hundred), Ser. 2017, 5.00%,	590,441
	due 4/15/2057
1,410,000	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%,	1,507,702
	due 7/1/2028
1,980,000	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%,	2,114,849
	due 11/1/2025

See Notes to Financial Statements	25

Schedule of Investments New York Municipal Fund Inc.^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$105,000	Triborough Bridge & Tunnel Au. Spec. Oblig., Ser. 1998-A, (National Public Finance	$110,352
	Guarantee Corp. Insured), 4.75%, due 1/1/2024
	TSASC Inc. Rev. Ref.
580,000	Ser. 2017-A, 5.00%, due 6/1/2028	717,566
3,000,000	Ser. 2017-A, 5.00%, due 6/1/2041	3,484,437
3,000,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	3,373,759
1,000,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%,	1,001,420	(a)
	due 6/1/2030
	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.)
825,000	Ser. 2016, 5.00%, due 11/1/2030	949,106
1,000,000	Ser. 2016, 3.75%, due 11/1/2037	1,031,772
665,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%,	751,400
	due 10/15/2049
		102,299,589

Ohio 0.4%
230,000	So. Ohio Port Exempt Fac. Au. Rev., Ser. 2020-A, 7.00%, due 12/1/2042	260,204	(a)

Puerto Rico 7.8%
5,017,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	5,651,952

Texas 0.4%
393,043	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.),	31,444	(a)(b)
	Ser. 2015, 7.75%, due 1/1/2045
325,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.),	292,923
	Ser. 2018-A, 7.25%, due 12/1/2053
		324,367

Wisconsin 0.5%
300,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	333,519	(a)

	Total Municipal Notes (Cost $108,736,146)	115,932,957

UNITS

Liquidating Trust - Real Estate 1.8%
600	CMS Liquidating Trust (Cost $3,105,388)	1,326,000	*(d)(e)

	Total Investments 162.4% (Cost $111,841,534)	117,258,957
	Other Assets Less Liabilities 1.7%	1,212,340
	Liquidation Preference of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred	(46,286,718)
	offering costs of $13,282) (64.1)%
	Net Assets Applicable to Common Stockholders 100.0%	$72,184,579

*	Non-income producing security.

(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2021, these securities amounted to $7,801,371, which represents 10.8% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.

(c)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2021.

See Notes to Financial Statements	26

Schedule of Investments New York Municipal Fund Inc.^
(Unaudited) (cont’d)

(d)	Value determined using significant unobservable inputs.

(e)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At April 30, 2021, this security amounted to $1,326,000, which represents 1.8% of net assets applicable to common stockholders of the Fund.

			Acquisition Cost		Fair Value
			Percentage of Net		Percentage of Net
			Assets Applicable		Assets Applicable
			to Common		to Common
			Stockholders as of	Value as of	Stockholders as
Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Date	4/30/2021	of 4/30/2021
CMS Liquidating Trust	11/21/2012	$3,105,388	4.1%	$1,326,000	1.8%

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes(a)	$—	$115,932,957	$—	$115,932,957
Liquidating Trust - Real Estate	—	—	1,326,000	1,326,000
Total Investments	$—	$115,932,957	$1,326,000	$117,258,957

(a)	The Schedule of Investments provides information on the state/territory for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

										Net change
										in unrealized
										appreciation/
										(depreciation)
	Beginning			Change in						from
	balance,	Accrued		unrealized			Transfers	Transfers	Balance,	investments
(000’s	as of	discounts/	Realized	appreciation/			into	out of	as of	still held as of
omitted)	11/1/2020	(premiums)	gain/(loss)	(depreciation)	Purchases	Sales	Level 3	Level 3	4/30/2021	4/30/2021
Investments in
Securities:
Units
Liquidating
Trust—Real
Estate(c)	$1,620	$—	$—	$(294)	$—	$—	$—	$—	$1,326	$(294)
Total	$1,620	$—	$—	$(294)	$—	$—	$—	$—	$1,326	$(294)

See Notes to Financial Statements	27

Schedule of Investments New York Municipal Fund Inc.^
(Unaudited) (cont’d)

(c)	Quantitative Information about Level 3 Fair Value Measurements:

						Impact to
						valuation
						from
Investment	Fair value	Valuation	Unobservable	Input value/	Weighted	increase in
type	at 4/30/2021	approach	input(s)	range	average(d)	input(e)
Units	$1,326,000	Income Approach	Discount Rate	10.0%	10.0%	Decrease

(d)	The weighted averages disclosed in the table above were weighted by relative fair value.

(e)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements	28

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman

	CALIFORNIA		NEW YORK
	MUNICIPAL	MUNICIPAL	MUNICIPAL
	FUND INC.	FUND INC.	FUND INC.
	April 30, 2021	April 30, 2021	April 30, 2021
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$140,296,594	$452,833,736	$117,258,957
Cash	44,110	373,189	44,503
Interest receivable	1,681,007	5,797,476	1,522,817
Receivable for securities sold	—	87,037	—
Prepaid expenses and other assets	—	2	2
Total Assets	142,021,711	459,091,440	118,826,279
Liabilities
Variable Rate Municipal Term Preferred Shares, Series A ($100,000 liquidation preference per share; 550, 1,704 and 463 shares outstanding for California Fund,
Municipal Fund and New York Fund, respectively) † (Note A)	54,986,718	170,386,722	46,286,718
Distributions payable—preferred shares	43,503	134,779	36,621
Distributions payable—common stock	248,687	1,175,343	199,695
Payable to investment manager (Note B)	29,087	93,898	24,305
Payable to administrator (Note B)	34,905	112,678	29,167
Payable to directors	6,317	6,317	6,317
Other accrued expenses and payables	59,662	94,928	58,877
Total Liabilities	55,408,879	172,004,665	46,641,700
Net Assets applicable to Common Stockholders	$86,612,832	$287,086,775	$72,184,579
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$77,403,189	$258,204,389	$70,290,130
Total distributable earnings/(losses)	9,209,643	28,882,386	1,894,449
Net Assets applicable to Common Stockholders	$86,612,832	$287,086,775	$72,184,579
Shares of Common Stock Outstanding ($0.0001 par value; 999,996,410,
999,990,206 and 999,996,517 shares authorized for California Fund, Municipal
Fund and New York Fund, respectively)	5,551,044	18,823,553	5,077,417
Net Asset Value Per Share of Common Stock Outstanding	$15.60	$15.25	$14.22
* Cost of Investments:
(a) Unaffiliated Issuers	$128,624,796	$410,645,370	$111,841,534

† Net of unamortized deferred offering costs of:	$13,282	$13,278	$13,282

See Notes to Financial Statements	29

Statements of Operations (Unaudited)

Neuberger Berman

	CALIFORNIA		NEW YORK
	MUNICIPAL	MUNICIPAL	MUNICIPAL
	FUND INC.	FUND INC.	FUND INC.
	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended
	April 30, 2021	April 30, 2021	April 30, 2021
Investment Income:
Income (Note A):
Interest and other income-unaffiliated issuers	$2,595,560	$9,300,889	$2,032,930
Expenses:
Investment management fees (Note B)	175,291	566,028	146,278
Administration fees (Note B)	210,350	679,234	175,534
Audit fees	25,197	24,974	25,197
Basic maintenance (Note A)	6,199	6,199	6,199
Custodian and accounting fees	36,903	48,396	35,956
Insurance	2,537	8,205	2,125
Legal fees	12,730	37,474	12,876
Stockholder reports	4,446	15,312	4,118
Stock exchange listing fees	2,491	8,063	2,097
Stock transfer agent fees	11,186	11,245	11,202
Distributions to Variable Rate Municipal Term Preferred Shareholders and
amortization of offering costs (Note A)	270,910	824,230	229,196
Directors' fees and expenses	23,609	23,609	23,609
Interest	969	1,889	639
Miscellaneous	13,211	14,244	13,130
Total expenses	796,029	2,269,102	688,156
Net investment income/(loss)	$1,799,531	$7,031,787	$1,344,774

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	377,062	(438,283)	382,688
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,562,199	9,905,820	1,989,525
Net gain/(loss) on investments	1,939,261	9,467,537	2,372,213
Net increase/(decrease) in net assets applicable to Common Stockholders
resulting from operations	$3,738,792	$16,499,324	$3,716,987

See Notes to Financial Statements	30

Statements of Changes in Net Assets

Neuberger Berman

	CALIFORNIA
	MUNICIPAL FUND INC.		MUNICIPAL FUND INC.
	Six Months		Six Months
	Ended	Fiscal Year	Ended	Fiscal Year
	April 30, 2021	Ended	April 30, 2021	Ended
	(Unaudited)	October 31, 2020	(Unaudited)	October 31, 2020
Increase/(Decrease) in Net Assets Applicable
to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$1,799,531	$3,423,489	$7,031,787	$12,724,561
Net realized gain/(loss) on investments	377,062	160,540	(438,283)	(607,097)
Change in net unrealized appreciation/(depreciation) of
investments	1,562,199	(2,738,602)	9,905,820	(8,887,682)
Net increase/(decrease) in net assets applicable to
Common Stockholders resulting from operations	3,738,792	845,427	16,499,324	3,229,782
Distributions to Common Stockholders From (Note A):
Distributable earnings	(1,492,121)	(2,984,241)	(7,050,693)	(14,096,302)
From Capital Share Transactions (Note D):
Proceeds from reinvestment of dividends and distributions	—	—	84,610	187,009
Net Increase/(Decrease) in Net Assets Applicable to
Common Stockholders	2,246,671	(2,138,814)	9,533,241	(10,679,511)
Net Assets Applicable to Common Stockholders:
Beginning of period	84,366,161	86,504,975	277,553,534	288,233,045
End of period	$86,612,832	$84,366,161	$287,086,775	$277,553,534

See Notes to Financial Statements	31

NEW YORK
MUNICIPAL FUND INC.
Six Months
Ended	Fiscal Year
April 30, 2021	Ended
(Unaudited)	October 31, 2020

$1,344,774	$2,485,485
382,688	(245,279)

1,989,525	(1,556,889)

3,716,987	683,317

(1,198,169)	(2,396,338)

—	—

2,518,818	(1,713,021)

69,665,761	71,378,782
$72,184,579	$69,665,761

See Notes to Financial Statements	32

Notes to Financial Statements Municipal Closed-End Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1

General: Neuberger Berman California Municipal Fund Inc. (“California Fund”), Neuberger Berman Municipal Fund Inc. (“Municipal Fund”) and Neuberger Berman New York Municipal Fund Inc. (“New York Fund”), (each individually a “Fund”, and collectively, the “Funds”) were organized as Maryland corporations on July 29, 2002. California Fund and New York Fund registered as non-diversified, closed-end management investment companies and Municipal Fund registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. Each Fund is currently a diversified fund. Each Fund’s Board of Directors (“Board”) may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.

A balance indicated with a “—”, reflects either a zero balance or a balance that rounds to less than 1.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.”

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Neuberger Berman Investment Advisers LLC (“Management” or “NBIA”) to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2

Portfolio valuation: In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●Level 1 – unadjusted quoted prices in active markets for identical investments

●Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

●Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal notes and liquidating trust - real estate is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes and liquidating trust - real estate include current trades, bid-wanted

33

lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements.  The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

3

Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4

Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.

The Funds have adopted the provisions of ASC 740 “Income Taxes” (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2021, the Funds did not have any unrecognized tax positions.

34

For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at April 30, 2021 were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
California Fund	$128,750,265	$12,793,180	$1,246,851	$11,546,329
Municipal Fund	410,875,986	47,334,576	5,376,826	41,957,750
New York Fund	112,102,326	7,772,655	2,616,024	5,156,631

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences, if any, are primarily due to differing treatments of income and gains on various investment securities held by each Fund, net operating losses written off and taxable overdistribution.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, net asset value (“NAV”) or NAV per share of common stock of the Funds. For the year ended October 31, 2020, the Funds recorded permanent reclassifications primarily related to one or more of the following: non-deductible stock issuance costs, adjustments to the prior period accumulated balances and net operating losses written off. For the year ended October 31, 2020, the Funds recorded the following permanent reclassifications:

		Total Distributable
	Paid-in Capital	Earnings/(Losses)
California Fund	$(14,552)	$14,552
Municipal Fund	(14,550)	14,550
New York Fund	(41,407)	41,407

The tax character of distributions paid during the years ended October 31, 2020, and October 31, 2019, was as follows:

	Distributions Paid From:
					Long-Term
	Ordinary		Tax-Exempt		Capital		Return of
	Income		Income		Gain		Capital		Total
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
California Fund	$15,220	$19,798	$3,871,277	$4,316,185	$—	$—	$—	$117,592	$3,886,497	$4,453,575
Municipal Fund	228,692	258,542	16,662,963	18,343,429	—	—	—	—	16,891,655	18,601,971
New York Fund	—	2,016	3,155,873	3,500,458	—	—	—	114,699	3,155,873	3,617,173

As of October 31, 2020, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Unrealized	Loss	Other
	Ordinary	Tax-Exempt	Long-Term	Appreciation/	Carryforwards	Temporary
	Income/Loss	Income	Capital Gain	(Depreciation)	and Deferrals	Differences	Total
California Fund	$—	$469,969	$—	$9,984,130	$(3,194,898)	$(296,229)	$6,962,972
Municipal Fund	—	1,707,888	—	32,051,930	(13,003,770)	(1,322,293)	19,433,755
New York Fund	—	88,286	—	3,167,106	(3,640,045)	(239,716)	(624,369)

The temporary differences between book basis and tax basis distributable earnings are primarily due to: defaulted bond adjustments, timing differences of fund level distributions and tax adjustments related to partnerships and other investments.

To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2020, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
California Fund	$2,509,456	$685,442
Municipal Fund	11,221,416	1,782,354
New York Fund	2,895,802	744,243

During the year ended October 31, 2020, California Fund utilized capital loss carryforwards of $169,980.

5	Distributions to common stockholders: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay monthly distributions to common stockholders. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common stockholders are recorded on the ex-date. Distributions to preferred stockholders are accrued and determined as described in Note A-7.

On May 17, 2021, each Fund declared a monthly distribution to common stockholders payable June 15, 2021, to stockholders of record on May 28, 2021, with an ex-date of May 27, 2021 as follows:

Distribution per share
California Fund	$0.04480
Municipal Fund	0.06244
New York Fund	0.03933

On June 15, 2021, each Fund declared a monthly distribution to common stockholders payable July 15, 2021, to stockholders of record on June 30, 2021, with an ex-date of June 29, 2021 as follows:

Distribution per share
California Fund	$0.04480
Municipal Fund	0.06244
New York Fund	0.03933

6	Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among the Funds and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.

7	Financial leverage: California Fund, Municipal Fund and New York Fund issued Variable Rate Municipal Term Preferred Shares (“VMTPS”) on June 30, 2014, July 1, 2014 and July 2, 2014, respectively, as follows:

Shares
California Fund	590
Municipal Fund	1,794
New York Fund	483

On April 1, 2019, the Funds extended the maturity and completed a partial redemption of VMTPS. After such partial redemptions, the Funds had VMTPS outstanding as follows:

	Shares	Shares
	Redeemed	Outstanding
California Fund	40	550
Municipal Fund	90	1,704
New York Fund	20	463

Each Fund’s VMTPS have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon (“VMTPS Liquidation Value”). Distributions on the VMTPS are accrued daily and paid monthly at a floating rate. For financial reporting purposes only, the liquidation preference of the VMTPS is recognized as a liability in each Fund’s Statement of Assets and Liabilities.

The distribution rate for each Fund’s VMTPS is calculated based on the applicable SIFMA (“Securities Industry and Financial Markets Association”) Municipal Swap Index plus a spread. The table below sets forth key terms of each Fund’s VMTPS.

		Term		Aggregate
		Redemption	Shares	Liquidation
Fund	Series	Date	Outstanding	Preference
California Fund	Series A	3/31/2022	550	$55,000,000
Municipal Fund	Series A	3/31/2022	1,704	$170,400,000
New York Fund	Series A	3/31/2022	463	$46,300,000

The Funds have paid up front expenses in connection with offering the VMTPS, which are being amortized over the life of the VMTPS. The expenses are included in the “Distributions to Variable Rate Municipal Term Preferred Shareholders and amortization of offering costs (Note A)” line item that is reflected in the Statements of Operations.

Each Fund may redeem its VMTPS, in whole or in part, at its option after giving notice to the relevant holders of its VMTPS. Each Fund is also subject to certain restrictions relating to the VMTPS. Failure to comply with these restrictions could preclude a Fund from declaring any distributions to common stockholders or repurchasing common stock and/or could trigger the mandatory redemption of its VMTPS at the VMTPS Liquidation Value. The holders of the VMTPS are entitled to one vote per share and will vote with holders of common stock as a single class, except that the holders of the VMTPS will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of the VMTPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on its VMTPS for two consecutive years.

During the six months ended April 30, 2021, the average aggregate liquidation preference value outstanding and average annualized distribution rate of the VMTPS were $55,000,000 and 0.97%, $170,400,000 and 0.97%, and $46,300,000 and 0.97%, for California Fund, Municipal Fund and New York Fund, respectively.

8	Securities lending: Each Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption “Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and a Fund until the close of the transaction. A Fund may only receive collateral in the form of cash

(U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

During the six months ended April 30, 2021, the Funds did not participate in securities lending.

9	Concentration of risk: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. California Fund and New York Fund normally invest a substantial portion of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. The value of each of these Funds’ securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

10	Indemnifications: Like many other companies, the Funds’ organizational documents provide that their officers (“Officers”) and directors (“Directors”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.

11	Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements, each Fund is required to provide the rating agency that rates its VMTPS a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by the rating agency as one of the conditions to maintain its rating on the VMTPS. “Discounted value” refers to the fact that the rating agency requires each Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. Each Fund pays a fee to State Street for the preparation of this report which is reflected in the Statements of Operations under the caption “Basic maintenance (Note A).”

12	Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:

Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA an investment management fee at an annual rate of 0.25% of the Fund’s average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, any VMTPS liquidation preference is not considered a liability.

Each Fund retains NBIA as its administrator under an Administration Agreement. Each Fund pays NBIA an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

Note C—Securities Transactions:

During the six months ended April 30, 2021, there were purchase and sale transactions of long-term securities as follows:

	Purchases	Sales
California Fund	$9,793,445	$9,345,466
Municipal Fund	29,155,827	29,469,463
New York Fund	10,174,211	10,080,547

Note D—Capital:

Transactions in shares of common stock for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:

	For the Six Months Ended April 30, 2021		For the Year Ended October 31, 2020
	Stock Issued on	Net Increase/	Stock Issued on	Net Increase/
	Reinvestment of	(Decrease)	Reinvestment of	(Decrease)
	Dividends	in Common Stock	Dividends	in Common Stock
	and Distributions	Outstanding	and Distributions	Outstanding
California Fund	—	—	—	—
Municipal Fund	5,457	5,457	12,293	12,293
New York Fund	—	—	—	—

Note E—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

California Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2021		Year Ended October 31,
	(Unaudited)		2020		2019		2018		2017		2016
Common Stock Net Asset Value,
Beginning of Period	$15.20		$15.58		$14.33		$15.22		$15.67		$15.34

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income/(Loss)@	0.32		0.62		0.54		0.51		0.61		0.63
Net Gains or Losses on Securities
(both realized and unrealized)	0.35		(0.46)		1.25		(0.83)		(0.41)		0.47
Total From Investment Operations
Applicable to Common Stockholders	0.67		0.16		1.79		(0.32)		0.20		1.10

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.27)		(0.54)		(0.52)		(0.54)		(0.65)		(0.77)
Tax Return of Capital	—		—		(0.02)		(0.03)		—		—
Total Distributions to Common
Stockholders	(0.27)		(0.54)		(0.54)		(0.57)		(0.65)		(0.77)
Common Stock Net Asset Value,
End of Period	$15.60		$15.20		$15.58		$14.33		$15.22		$15.67
Common Stock Market Value,
End of Period	$13.99		$12.86		$13.92		$12.08		$13.91		$15.57
Total Return, Common Stock Net
Asset Value†	4.65	%*	1.57%		13.19%		(1.59)%		1.60%[a]		7.28%
Total Return, Common Stock Market Value†	10.93	%*	(3.82)%		19.96%		(9.23)%		(6.55)%[a]		6.67%

Supplemental Data/Ratios
Net Assets Applicable to Common
Stockholders, End of Period (in millions)	$86.6		$84.4		$86.5		$79.6		$84.5		$87.0
Preferred Stock Outstanding,
End of Period (in millions)	$55.0	ØØ	$55.0	ØØ	$55.0	ØØ	$59.0	ØØ	$59.0	ØØ	$59.0
Preferred Stock Liquidation Preference
Per Share	$100,000		$100,000		$100,000		$100,000		$100,000		$100,000
Ratios are Calculated Using
Average Net Assets Applicable
to Common Stockholders
Ratio of Gross ExpensesØ	1.86	%**	2.35%		3.05%		3.17%		2.76%		2.40%
Ratio of Net ExpensesØ	1.86	%**	2.35%		3.05%		3.17%		2.70%[b]		2.40%
Ratio of Net Investment Income/(Loss)	4.20	%**	4.06%		3.59%		3.41%		4.04%[b]		3.95%
Portfolio Turnover Rate	7	%*	27%		25%		30%		36%		12%
Asset Coverage Per Share of Preferred
Stock, End of Period¢	$257,533		$253,442		$257,409		$235,042		$243,283		$247,614

See Notes to Financial Highlights	40

Financial Highlights

Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2021		Year Ended October 31,
	(Unaudited)		2020		2019		2018		2017		2016
Common Stock Net Asset Value,
Beginning of Period	$14.75		$15.33		$14.52		$15.49		$16.06		$15.84

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income/(Loss)@	0.37		0.68		0.66		0.69		0.74		0.77
Net Gains or Losses on Securities
(both realized and unrealized)	0.50		(0.51)		0.90		(0.89)		(0.48)		0.35
Total From Investment Operations
Applicable to Common Stockholders	0.87		0.17		1.56		(0.20)		0.26		1.12

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.37)		(0.75)		(0.75)		(0.77)		(0.83)		(0.90)
Common Stock Net Asset Value,
End of Period	$15.25		$14.75		$15.33		$14.52		$15.49		$16.06
Common Stock Market Value,
End of Period	$16.67		$14.15		$15.57		$12.62		$14.92		$15.34
Total Return, Common Stock Net
Asset Value†	5.93	%*	1.40%		11.18%		(0.85)%		1.83%[a]		7.19%
Total Return, Common Stock Market Value†	20.71	%*	(4.23)%		29.92%		(10.54)%		2.68%[a]		4.42%

Supplemental Data/Ratios
Net Assets Applicable to Common
Stockholders, End of Period (in millions)	$287.1		$277.6		$288.2		$273.0		$291.3		$301.8
Preferred Stock Outstanding,
End of Period (in millions)	$170.4	ØØ	$170.4	ØØ	$170.4	ØØ	$179.4	ØØ	$179.3	ØØ	$179.4
Preferred Stock Liquidation Preference
Per Share	$100,000		$100,000		$100,000		$100,000		$100,000		$100,000
Ratios are Calculated Using
Average Net Assets Applicable
to Common Stockholders
Ratio of Gross ExpensesØ	1.60	%**	2.03%		2.66%		2.69%		2.31%		2.00%
Ratio of Net ExpensesØ	1.60	%**	2.03%		2.66%		2.69%		2.29%[b]		2.00%
Ratio of Net Investment Income/(Loss)	4.96	%**	4.54%		4.39%		4.54%		4.78%[b]		4.70%
Portfolio Turnover Rate	6	%*	39%		44%		24%		20%		19%
Asset Coverage Per Share of Preferred
Stock, End of Period¢	$268,549		$262,958		$269,321		$252,390		$262,497		$268,414

See Notes to Financial Highlights	41

Financial Highlights

New York Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2021		Year Ended October 31,
	(Unaudited)		2020		2019		2018		2017		2016
Common Stock Net Asset Value,
Beginning of Period	$13.72		$14.06		$13.29		$14.10		$14.56		$14.31

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income/(Loss)@	0.26		0.49		0.48		0.50		0.55		0.57
Net Gains or Losses on Securities
(both realized and unrealized)	0.48		(0.36)		0.76		(0.82)		(0.47)		0.30
Total From Investment Operations
Applicable to Common Stockholders	0.74		0.13		1.24		(0.32)		0.08		0.87

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.24)		(0.47)		(0.45)		(0.49)		(0.54)		(0.62)
Tax Return of Capital	—		—		(0.02)		—		—		—
Total Distributions to
Common Stockholders	(0.24)		(0.47)		(0.47)		(0.49)		(0.54)		(0.62)
Common Stock Net Asset Value,
End of Period	$14.22		$13.72		$14.06		$13.29		$14.10		$14.56
Common Stock Market Value,
End of Period	$12.60		$11.64		$12.39		$11.13		$12.44		$13.44
Total Return, Common Stock Net
Asset Value†	5.61	%*	1.45%		9.96%		(1.69)%		1.04%[a]		6.27%
Total Return, Common Stock
Market Value†	10.31	%*	(2.33)%		15.71%		(6.68)%		(3.43)%[a]		1.87%

Supplemental Data/Ratios
Net Assets Applicable to Common
Stockholders, End of Period (in millions)	$72.2		$69.7		$71.4		$67.5		$71.6		$73.9
Preferred Stock Outstanding,
End of Period (in millions)	$46.3	ØØ	$46.3	ØØ	$46.3	ØØ	$48.3	ØØ	$48.3	ØØ	$48.3
Preferred Stock Liquidation Preference
Per Share	$100,000		$100,000		$100,000		$100,000		$100,000		$100,000
Ratios are Calculated Using
Average Net Assets Applicable
to Common Stockholders
Ratio of Gross ExpensesØ	1.94	%**	2.44%		3.10%		3.16%		2.75%		2.39%
Ratio of Net ExpensesØ	1.94	%**	2.44%		3.10%		3.16%		2.69%[b]		2.39%
Ratio of Net Investment Income/(Loss)	3.78	%**	3.56%		3.45%		3.65%		3.92%[b]		3.90%
Portfolio Turnover Rate	9	%*	29%		29%		19%		25%		10%
Asset Coverage Per Share of Preferred
Stock, End of Period¢	$255,957		$250,508		$254,281		$239,886		$248,341		$253,212

See Notes to Financial Highlights	42

Notes to Financial Highlights Municipal Closed-End Funds (Unaudited)

@	Calculated based on the average number of shares of common stock outstanding during each fiscal period.

†	Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund’s distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns will fluctuate and shares of common stock when sold may be worth more or less than original cost.

*	Not annualized.

**	Annualized.

Ø	Distributions on VMTPS are included in expense ratios. The annualized ratios of distributions on VMTPS to average net assets applicable to common stockholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2021	2020	2019	2018	2017	2016
California Fund	0.62%	1.07%	1.75%	1.83%	1.41%	1.06%
Municipal Fund	0.58%	1.00%	1.59%	1.62%	1.24%	0.92%
New York Fund	0.62%	1.09%	1.74%	1.78%	1.36%	1.01%

ØØ	Net of unamortized deferred issuance costs. The unamortized deferred issuance costs were:

	Six Months Ended April 30,	Year Ended October 31,
	2021	2020	2019	2018	2017
California Fund	$13,282	$20,479	$35,031	$19,412	$48,977
Municipal Fund	13,278	20,475	35,027	37,703	94,807
New York Fund	13,282	20,479	35,031	18,355	46,048

¢	Calculated by subtracting the Fund’s total liabilities (excluding the liquidation preference of VMTPS and accumulated unpaid distributions on VMTPS) from the Fund’s total assets and dividing by the number of VMTPS outstanding.

a	In May 2016, the Funds’ custodian, State Street, announced that it had identified inconsistencies in the way in which the Funds were invoiced for categories of expenses, particularly those deemed “out-of-pocket” costs, from 1998 through November 2015, and refunded to the Funds certain expenses, plus interest, determined to be payable to the Funds for the period. These amounts had no impact on the Funds’ total returns for the year ended October 31, 2017.

b	The custodian expenses refund noted in (a) above is non-recurring and is included in these ratios. Had the Funds not received the refund, the annualized ratio of net expenses to average net assets applicable to common stockholders and the annualized ratio of net investment income/(loss) to average net assets applicable to common stockholders would have been:

	Ratio of Net Expenses	Ratio of Net Investment
	to Average Net Assets	Income/ (Loss) to Average
	Applicable to Common	Net Assets Applicable to
	Stockholders	Common Stockholders
	Year Ended	Year Ended
	October 31, 2017	October 31, 2017
California Fund	2.76%	3.98%
Municipal Fund	2.31%	4.75%
New York Fund	2.75%	3.86%

Distribution Reinvestment Plan for each Fund

American Stock Transfer & Trust Company, LLC (the “Plan Agent”) will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a “Participant”), will open an account for each Participant under the Distribution Reinvestment Plan (“Plan”) in the same name as their then-current shares of the Fund’s common stock (“Shares”) are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an “ex-dividend” basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.

Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at 6201 15th Avenue, Brooklyn, NY, 11219 or online at www.astfinancial.com.

Directory

Investment Manager and Administrator	Plan Agent
Neuberger Berman Investment Advisers LLC	American Stock Transfer & Trust Company, LLC
1290 Avenue of the Americas	Plan Administration Department
New York, NY 10104-0002	P.O. Box 922
877.461.1899	Wall Street Station
New York, NY 10269-0560

Custodian	Overnight correspondence should be sent to:
State Street Bank and Trust Company	American Stock Transfer & Trust Company, LLC
One Lincoln Street	6201 15th Avenue
Boston, MA 02111	Brooklyn, NY 11219

Transfer Agent	Legal Counsel
American Stock Transfer & Trust Company, LLC	K&L Gates LLP
6201 15th Avenue	1601 K Street, NW
Brooklyn, NY 11219	Washington, DC 20006-1600
Shareholder Services 866.227.2136
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

48

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.

Quarterly Portfolio Schedule

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Each Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

49

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■Social Security numbers, dates of birth and other numerical identifiers
■Names and addresses
■Driver’s licenses, passports and other identification documents
■Usernames and passwords
■Internet protocol addresses and other network activity information
■Income, credit history, credit scores, assets, transaction history and other financial information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com

This is not part of the Funds’ stockholder report.

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do
How does Neuberger Berman protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include physical, electronic and procedural safeguards, including secured files and buildings.

We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.

How does Neuberger Berman collect my personal information?

We collect your personal information directly from you or your representatives, for example, when you

■seek advice about your investments
■give us your contact or income information
■provide account information or open an account
■direct us to buy or sell securities, or complete other transactions
■visit one of our websites, portals or other online locations

We may also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■sharing for affiliates’ everyday business purposes—information about your creditworthiness
■affiliates from using your information to market to you
■sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■Our affiliates include companies with a Neuberger Berman name; financial companies, such as investment advisers or broker dealers; mutual funds, and private investment funds.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■Nonaffiliates we share with can include companies that perform administrative services on our behalf (such as vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers, dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■Neuberger Berman doesn’t jointly market.

This is not part of the Funds’ stockholder report.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104–0002 Internal Sales & Services 877.461.1899 www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of stockholders and is not an offer for shares of the Funds.

I0208 06/21

Item 2. Code of Ethics.
The Board of Directors (“Board”) of Neuberger Berman New York Municipal Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.
Not applicable to semi-annual reports on Form N-CSR.
Item 6. Schedule of Investments.
(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included as Item 1 of this Form N-CSR.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports on Form N-CSR.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No reportable purchases for the period covered by this report.
Item 10.  Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which stockholders may recommend nominees to the Board.
Item 11. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal half-year period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)	The Fund did not engage in any securities lending activity during its most recent fiscal year.
(b)	The Fund did not engage in any securities lending activity and no services were provided by the securities lending agent to the Fund during its most recent fiscal year.
Item 13. Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman New York Municipal Fund Inc.
By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: June 30, 2021

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  June 30, 2021